Summary of Noninterest Income (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017
Disaggregation of Revenue [Line Items]
Fee and commission income		¥ 413,727	¥ 401,231
Foreign exchange gains (losses)-net	[1]	44,718	50,765
Trading account gains (losses)-net	[2]	64,956	235,339
Investment gains (losses)-net		0	0
Debt securities	[1]	2,485	16,099
Equity securities	[1]	306,788	109,390
Equity in earnings (losses) of equity method investees-net	[1]	22,627	10,389
Gains on disposal of premises and equipment	[1]	4,305	4,567
Other noninterest income	[2]	48,950	33,158
Total noninterest income		908,556	860,938
Securities related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[3]	79,138	85,897
Banking
Disaggregation of Revenue [Line Items]
Fee and commission income	[2]	70,647	65,081
Correspondent clearing
Disaggregation of Revenue [Line Items]
Fee and commission income	[3]	55,078	54,166
Investment advisory, management and administrative service
Disaggregation of Revenue [Line Items]
Fee and commission income	[3]	49,818	50,322
Fiduciary and trust
Disaggregation of Revenue [Line Items]
Fee and commission income	[3]	57,372	54,367
Agency business
Disaggregation of Revenue [Line Items]
Fee and commission income	[3]	19,509	18,261
Guarantee related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[1]	14,234	13,899
Financial service, other
Disaggregation of Revenue [Line Items]
Fee and commission income	[3]	67,931	59,238
Financial service
Disaggregation of Revenue [Line Items]
Fee and commission income		¥ 413,727	¥ 401,231

[1]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[2]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[3]	These amounts are revenues from contracts within the scope of ASC 606, "Revenue from contracts with customers" ("ASC 606").